Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31
	2017	2016
	(€ million)
Cash at banks	€6,396	€8,118
Money market securities	6,242	9,200
Total Cash and cash equivalents	€12,638	€17,318

Cash and cash equivalents held in certain foreign countries (primarily in China and Argentina) are subject to local exchange control regulations providing for restrictions on the amount of cash, other than dividends, that can leave the country.